Business Combination - Schedule of Consideration Transferred at Acquisition Date (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)
Acquisition of Starry [Member]
Schedule of Consideration Transferred at Acquisition Date [Line Items]
Share issuance	$ 564,546	[1]
Total consideration at fair value	564,546
Acquisition of Martiangear [Member]
Schedule of Consideration Transferred at Acquisition Date [Line Items]
Share issuance	687,348	[2]
Cash consideration	148,000
Total consideration at fair value	$ 835,348

[1]	The fair value of Titan’s share issuance on April 12, 2023 were estimated by applying discounted cash flow approach which considers the present value of Titan Digital’s future after-tax cash flows using a 14.0% discount rate.
[2]	The fair value of the Company’s share issuance on July 25, 2023 were estimated by applying discounted cash flow approach which considers the present value of the Company’s future after-tax cash flows using a 14.0% discount rate.